Income Taxes (Details 3)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Effect of tax reversal for previous years	25.00%
CHINA
Income Tax Disclosure [Line Items]
China Income tax statutory rate	25.00%	25.00%	25.00%
Effect of favorable income tax rates	(12.90%)	4.00%	0.00%
Non-deductible items in China and others	0.20%	0.10%	2.30%
Foreign loss not recognized in China	2.90%	9.70%	69.00%
Effect of tax reversal for previous years	0.00%	0.00%	(166.30%)
Effective tax rate	13.90%	(11.20%)	(70.00%)